Derivative Instruments - Interest Rate Swap/Caps (Details) - Interest Rate Swap $ in Millions	3 Months Ended
Mar. 31, 2026 USD ($)
Fair Value of Derivative Instruments
Weighted Average Fixed Leg (Pay) Interest Rate	2.37%
Weighted Average Remaining Term	3 years 7 months 6 days
Interest rate swaps average remaining maturity, increase	4 years 8 months 12 days
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Notional Amount (in millions)	$ 1,613.0
Net notional amount of interest rate agreement, increase	$ 300.0